Davis Select U.S. Equity ETF
Davis Select International ETF
Davis Select Worldwide ETF
Davis Select Financial ETF

Portfolios of
Davis Fundamental ETF Trust
Supplement dated August 23, 2024
to the Prospectus dated February 29, 2024

The following replaces the footnotes under “Annual Fund Operating Expenses” for Davis Select U.S. Equity ETF, Davis Select Worldwide ETF, and Davis Select Financial ETF:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For the purpose of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

The following replaces the footnote under “Annual Fund Operating Expenses” for Davis Select International ETF:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.75%. For the purpose of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Select Financial ETF
A Portfolio of
Davis Fundamental ETF Trust
Supplement dated August 23, 2024
to the Summary Prospectus dated February 29, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For the purpose of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Select International ETF
A Portfolio of
Davis Fundamental ETF Trust
Supplement dated August 23, 2024
to the Summary Prospectus dated February 29, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.75%. For the purpose of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Select U.S. Equity ETF
A Portfolio of
Davis Fundamental ETF Trust
Supplement dated August 23, 2024
to the Summary Prospectus dated February 29, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For the purpose of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Select Worldwide ETF
A Portfolio of
Davis Fundamental ETF Trust
Supplement dated August 23, 2024
to the Summary Prospectus dated February 29, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For the purpose of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.